Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Jan. 01, 2012	Dec. 31, 2011	Dec. 31, 2012 CANADA Federal	Dec. 31, 2011 CANADA Federal	Dec. 31, 2012 CANADA British Columbia	Dec. 31, 2011 CANADA British Columbia	Dec. 31, 2012 Federal Income Tax Purposes	Dec. 31, 2012 State Income Tax Purposes
Income Tax [Line Items]
Net operating loss carryforwards	$ 1,363,559		$ 991,982					$ 99,332,327	$ 31,799,470
Deferred tax asset valuation allowance	39,763,039	40,922,847	40,922,847
Valuation allowance, decrease	(1,159,808)
Investment tax credits				$ 524,629	$ 716,436	$ 23,087	$ 42,866